Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Expenses and Other Liabilities
Accrued advertising and marketing expenses	¥ 13,485,287	$ 1,899,363	¥ 5,850,125
VAT and other tax payable	16,928,603	2,384,344	6,970,790
Payroll payable	3,200,108	450,726	2,364,723
Accounts payable	16,905,439	2,381,081	3,978,818
Others	4,831,962	680,567	1,796,267
Total	¥ 55,351,399	$ 7,796,081	¥ 20,960,723